Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	$ 8,259	$ 13,503
Other real estate owned	355	638
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	$ 1,574	$ 2,563
Valuation Technique	Appraisal of collateral (1)
Unobservable Inputs	Appraisal and liquidation adjustments
Weighted average volatility rate	8.00%	9.00%
Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	$ 27	$ 358
Valuation Technique	Appraisal of collateral (1)
Unobservable Inputs	Appraisal and liquidation adjustments
Range	22.00%
Weighted average volatility rate	22.00%	46.00%
Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	$ 225	$ 205
Valuation Technique	Multiple of annual servicing fee
Unobservable Inputs	Estimated pre-payment speed, based on rate and term
Weighted average volatility rate	371.00%	368.00%
Minimum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	0.00%	7.00%
Minimum [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		30.00%
Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	300.00%	300.00%
Maximum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	13.00%	58.00%
Maximum [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		72.00%
Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	400.00%	400.00%